Significant Subsidiaries (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Significant Operating Subsidiaries
A
s at October
31, 2021, the bank, either directly or
indirectly
through its
subsidiaries
, controls the following significant operating subsidiaries.

Significant subsidiaries (1)(2)	Head or principal office	Book value of shares owned by the bank (Canadian $ in millions)
Bank of Montreal (China) Co. Ltd.	Beijing, China	411
Bank of Montreal Europe plc	Dublin, Ireland	1,001
Bank of Montreal Holding Inc. and subsidiaries, including:	Toronto, Canada	35,384
Bank of Montreal Mortgage Corporation	Calgary, Canada
BMO Mortgage Corp.	Vancouver, Canada
BMO Investments Limited	Hamilton, Bermuda
BMO Reinsurance Limited	St. Michael, Barbados
BMO Nesbitt Burns Holdings Corporation	Toronto, Canada
BMO Nesbitt Burns Inc.	Toronto, Canada
BMO Investments Inc.	Toronto, Canada
BMO InvestorLine Inc.	Toronto, Canada
BMO Capital Markets Limited	London, England	310
BMO Financial Corp. and subsidiaries, including:	Chicago, United States	26,775
BMO Asset Management Corp. and subsidiaries	Chicago, United States
BMO Capital Markets Corp.	New York, United States
BMO Family Office, LLC	Palo Alto, United States
BMO Harris Bank National Association and subsidiaries, including:	Chicago, United States
BMO Harris Investment Company LLC	Chicago, United States
BMO Harris Financing, Inc. and subsidiaries	Chicago, United States
BMO Global Asset Management (Asia) Limited (3)	Hong Kong, China
BMO Global Asset Management (Europe) Limited and subsidiaries (3) , including:	London, England	395
BMO Asset Management (Holdings) plc and subsidiaries (3)	London, England
BMO Life Insurance Company and subsidiaries, including:	Toronto, Canada	1,369
BMO Life Holdings (Canada), ULC	Halifax, Canada
BMO Life Assurance Company	Toronto, Canada
BMO Trust Company	Toronto, Canada	589
LGM Investments Limited (3)	London, England	39
Pyrford International Limited (3)	London, England	73

(1)
Each subsidiary is incorporated or organized under the laws of the state or country in which the principal office is situated, except for BMO Financial Corp., BMO Asset Management Corp., BMO Capital Markets Corp., BMO Harris Financing, Inc., and BMO Family Office, LLC, which are incorporated under the laws of the state of Delaware, United States. BMO Asset Management (Holdings) plc is incorporated under the laws of Scotland. BMO Harris Investment Company LLC is organized under the laws of the state of Nevada, United States.

(2)	Unless otherwise noted, the bank, either directly or indirectly through its subsidiaries, owns 100% of the outstanding voting shares of each subsidiary.
(3)	These subsidiaries are part of the sale of our EMEA asset management business which was completed on November 8, 2021. Refer to Note 10 for further information.